UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [  ]; Amendment Number: ______
   This Amendment (Check only one.):      [  ] is a restatement.
                                          [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Luxor Capital Group, LP
Address:          767 Fifth Avenue
                  19th Floor
                  New York, New York 10153


Form 13F File Number: 028-11212

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Norris Nissim
Title:            General Counsel
Phone:            (212) 763-8000

Signature, Place, and Date of Signing:

/s/ Norris Nissim              New York, New York           November 14, 2008
-----------------              ----------------------       ------------------
   [Signature]                     [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:          1

Form 13F Information Table Entry Total:     48

Form 13F Information Table Value Total:     $312,126 (thousands)


List of Other Included Managers:

         No.    Form 13F File No.       Name
        ---     ----------------        ----
         1.     028-10402               Balyasny Asset Management L.P.

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                                                       LUXOR CAPITAL GROUP, LP
                                         FORM 13F INFORMATION TABLE FOR QUARTER ENDED 9/30/08

COLUMN 1                      COLUMN 2         COLUMN 3     COLUMN 4          COLUMN 5      COLUMN 6     COLUMN 7   COLUMN 8
--------                     ----------        --------    ----------        ----------     ----------  ---------- ---------

                                                             VALUE    SHRS OR SH/ CALL/ INVESTMENT    OTHER     VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS    CUSIP       (X$1000)   PRN AMT PRN PUT   DISCRETION   MANAGERS  SOLE   SHARED   NONE
--------------               -------------     ----------- --------   ------- --- ----- ----------   -------- ------  ------  -----
CAPITALSOURCE INC            COM               14055X 10 2  1,785     145,159 SH     -  SHARED-OTHER   1              - 45,159  0
CAPITALSOURCE INC            COM               14055X 10 2 61,419   4,993,440 SH     -  SOLE                  4,993,440      -  0
CARDERO RES CORP             COM               14140U 10 5    342     240,502 SH     -  SHARED-OTHER   1              - 40,502  0
CARDERO RES CORP             COM               14140U 10 5 10,809   7,611,978 SH     -  SOLE                  7,611,978      -  0
CORUS BANKSHARES INC         COM               220873 95 3      6       1,400 SH   PUT  SHARED-OTHER   1              -  1,400  0
CORUS BANKSHARES INC         COM               220873 95 3    128      31,500 SH   PUT  SOLE                     31,500      -  0
EBIX INC                     COM NEW           278715 20 6    828       8,807 SH     -  SHARED-OTHER   1              -  8,807  0
EBIX INC                     COM NEW           278715 20 6 43,594     463,960 SH     -  SOLE                    463,960      -  0
ENDEAVOR INTL CORP INC       NOTE 6.000% 1/1   29257M AB 6      5       6,000 SH     -  SHARED-OTHER   1              -  6,000  0
ENDEAVOR INTL CORP INC       NOTE 6.000% 1/1   29257M AB 6  6,405   8,325,000 SH     -  SOLE                  8,325,000      -  0
FIRSTFED FINL CORP           COM               337907 10 9    322      41,115 SH     -  SHARED-OTHER   1              - 41,115  0
FIRSTFED FINL CORP           COM               337907 10 9  9,584   1,222,464 SH     -  SOLE                  1,222,464      -  0
GULFPORT ENERGY CORP         COM NEW           402635 30 4  1,003      99,770 SH     -  SHARED-OTHER   1              - 99,770  0
GULFPORT ENERGY CORP         COM NEW           402635 30 4 36,160   3,598,026 SH     -  SOLE                  3,598,026      -  0
LEE ENTERPRISES INC          COM               523768 95 9      6       1,700 SH   PUT  SHARED-OTHER   1              -  1,700  0
LEE ENTERPRISES INC          COM               523768 95 9    194      55,300 SH   PUT  SOLE                     55,300      -  0
MEDAREX INC                  COM               583916 10 1    417      64,394 SH     -  SHARED-OTHER   1              - 64,394  0
MEDAREX INC                  COM               583916 10 1 14,219   2,197,724 SH     -  SOLE                  2,197,724      -  0
MEDIA GEN INC                COM               584404 95 7     19       1,500 SH   PUT  SHARED-OTHER   1              -  1,500  0
MEDIA GEN INC                COM               584404 95 7    603      48,500 SH   PUT  SOLE                     48,500      -  0
MICROMET INC                 COM               59509C 10 5     65      14,759 SH     -  SHARED-OTHER   1              - 14,759  0
MICROMET INC                 COM               59509C 10 5  2,217     500,504 SH     -  SOLE                    500,504      -  0
NATIONAL CITY CORP           COM               635405 10 3     53      30,319 SH     -  SHARED-OTHER   1              - 30,319  0
NATIONAL CITY CORP           COM               635405 10 3  1,825   1,042,981 SH     -  SOLE                  1,042,981      -  0
NORTEL INVERSORA S A         SPON ADR PFD B    656567 40 1    554      47,764 SH     -  SOLE                     47,764      -  0
PHH CORP                     COM NEW           693320 20 2    385      28,997 SH     -  SHARED-OTHER   1              - 28,997  0
PHH CORP                     COM NEW           693320 20 2 16,927   1,273,655 SH     -  SOLE                  1,273,655      -  0
RTI INTL METALS INC          COM               74973W 10 7    652      33,352 SH     -  SHARED-OTHER   1              - 33,352  0
RTI INTL METALS INC          COM               74973W 10 7 22,110   1,130,390 SH     -  SOLE                  1,130,390      -  0
SEQUENOM INC                 COM NEW           817337 40 5    337      12,641 SH     -  SHARED-OTHER   1              - 12,641  0
SEQUENOM INC                 COM NEW           817337 40 5 11,393     427,971 SH     -  SOLE                    427,971      -  0
SILICON GRAPHICS INC         COM NEW           827056 30 0     97      11,130 SH     -  SOLE                     11,130      -  0
THORNBURG MTG INC            COM               885218 95 7     31      17,800 SH  CALL  SHARED-OTHER   1              - 17,800  0
THORNBURG MTG INC            COM               885218 95 7  1,052     601,100 SH  CALL  SOLE                    601,100      -  0
TITAN INTL INC ILL           COM               88830M 10 2     48       2,238 SH     -  SHARED-OTHER   1              -  2,238  0
TITAN INTL INC ILL           COM               88830M 10 2  1,606      75,336 SH     -  SOLE                     75,336      -  0
TYCO INTL LTD BERMUDA        SHS               G9143X 90 8    984      28,100 SH  CALL  SHARED-OTHER   1              - 28,100  0
TYCO INTL LTD BERMUDA        SHS               G9143X 90 8 20,448     583,900 SH  CALL  SOLE                    583,900      -  0
GOLAR LNG LTD BERMUDA        SHS               G9456A 10 0    749      56,420 SH     -  SHARED-OTHER   1              - 56,420  0
GOLAR LNG LTD BERMUDA        SHS               G9456A 10 0 18,990   1,429,980 SH     -  SOLE                  1,429,980      -  0
TEEKAY LNG PARTNERS L P      PRTNRSP UNITS     Y8564M 10 5     27       1,689 SH     -  SHARED-OTHER   1              -  1,689  0
TEEKAY LNG PARTNERS L P      PRTNRSP UNITS     Y8564M 10 5    906      57,697 SH     -  SOLE                     57,697      -  0
TEEKAY CORPORATION           COM               Y8564W 10 3     42       1,610 SH     -  SHARED-OTHER   1              -  1,610  0
TEEKAY CORPORATION           COM               Y8564W 10 3  1,431      54,238 SH     -  SOLE                     54,238      -  0
TEEKAY CORPORATION           COM               Y8564W 90 3    140       5,300 SH  CALL  SHARED-OTHER   1              -  5,300  0
TEEKAY CORPORATION           COM               Y8564W 90 3  2,498      94,700 SH  CALL  SOLE                     94,700      -  0
TEEKAY OFFSHORE PARTNERS L P PARTNERSHIP UN    Y8565J 10 1    565      48,948 SH     -  SHARED-OTHER   1              - 48,948  0
TEEKAY OFFSHORE PARTNERS L P PARTNERSHIP UN    Y8565J 10 1 18,146   1,571,101 SH     -  SOLE                  1,571,101      -  0


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